CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common stock	Treasury Stock	Additional Paid in Capital [Member]	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 3		$ 5,184	$ (289,740)	$ (284,553)
Beginning Balance (in shares) at Dec. 31, 2017	2,668,689	65,572
Net loss				(55,803)	(55,803)
Shares issued (in shares)	90,000
Shares repurchased (In shares)		95,082
Ending Balance at Dec. 31, 2018	$ 3		5,184	(345,543)	(340,356)
Ending Balance (in shares) at Dec. 31, 2018	2,758,689	160,654
Net loss				(23,440)	(23,440)
Shares issued (in shares)	90,560
Ending Balance at Mar. 31, 2019	$ 3		5,184	(368,983)	(363,796)
Ending Balance (in shares) at Mar. 31, 2019	2,849,249	160,654
Beginning Balance at Dec. 31, 2018	$ 3		5,184	(345,543)	(340,356)
Beginning Balance (in shares) at Dec. 31, 2018	2,758,689	160,654
Net loss				(98,895)	(98,895)
Shares issued (in shares)	336,961
Shares repurchased (In shares)		37,428
Ending Balance at Dec. 31, 2019	$ 3		5,184	(444,438)	(439,251)
Ending Balance (in shares) at Dec. 31, 2019	3,095,650	198,082
Net loss				(34,618)	(34,618)
Ending Balance at Mar. 31, 2020	$ 3		$ 5,184	$ (479,056)	$ (473,869)
Ending Balance (in shares) at Mar. 31, 2020	3,095,650	198,082